Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Material Accounting Policies [Abstract]
Schedule of Closing Rates for the Most Significant Foreign Currencies

Closing exchange rates for the most significant foreign currencies relative to US$:

		Geographical	December 31,	December 31,	December 31,
Currency		area	2024	2023	2022
USD	Dollar	United States	1.0000	1.0000	1.0000
CHF	Swiss Franc	Switzerland	1.1016	1.1884	1.0810
EUR	Euro	Europe	1.0355	1.1036	1.0703

Average exchange rates for the most significant foreign currencies relative to US$:

		Geographical
Currency		area	2024	2023	2022
USD	Dollar	United States	1.0000	1.0000	1.0000
CHF	Swiss Franc	Switzerland	1.1356	1.1130	1.0471
EUR	Euro	Europe	1.0820	1.0819	1.0524

Schedule of Estimated Useful Lives	The applicable estimated useful lives are as follows:
Production equipment	5 years
Office furniture and electronic data processing equipment (“EDP”)	3 years